Taxes - Operating taxes and levies - Income statement components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Territorial Economic Contribution, IFER and similar taxes	€ (642)	€ (652)	€ (795)
Spectrum fees	(373)	(360)	(341)
Levies on telecommunication services	(333)	(329)	(319)
Other operating taxes and levies	(534)	(586)	(469)
Total	€ (1,882)	(1,926)	€ (1,924)
Decrease in territorial economic contribution tax		€ 139